Segment reporting (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting (Details Text) [Abstract]
Revenue arising, customers located abroad	1.40%	0.40%	1.00%